Brian Link Managing Director T 617-821-5257 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

January 24, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:Litman Gregory Funds Trust - File Nos. 333-

10015 and 811-07763

Registration Statement on Form N-14

Ladies and Gentlemen:

We are Administrator to Litman Gregory Funds Trust (the “Registrant”). On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the Reorganization of the iMGP Alternative Strategies Fund into the iMGP High Income Fund.

It is anticipated that this Registration Statement will become effective on February 24, 2025, pursuant to Rule 488 under the 1933 Act.

Please contact the undersigned at (617) 821-5257 with comments and questions.

Thanks,

/s/ Brian F. Link

Brian F. Link, Esq.

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